ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

March 11, 2016

Crystal T. Travanti
T +1 212 596 9128
F +1 646 728 1622
Crystal.Travanti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos Convertible and High Income Fund (the “Fund”)
(File Nos. 333-205640, 811-21319)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Fund’s Registration Statement No. 333-205640 on Form N-2/A pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of Calamos Convertible and High Income Fund, a Delaware statutory trust.

This Amendment No. 2 is being filed for the purposes of implementing comments provided to us by Mr. Jay Williamson, the Fund’s Securities and Exchange Commission staff reviewer, with respect to the Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-205640 under the Securities Act and Amendment No. 27 to the Fund’s Registration Statement under the 1940 Act filed on January 7, 2016, and to provide certain other updates.

Please direct any questions or comments regarding this filing to me at (212) 596-9128. Thank you for your attention in this matter.

Sincerely,

/s/ Crystal T. Travanti

Crystal T. Travanti

cc:	John P. Calamos, Sr.
J. Christopher Jackson
Christopher Russell, Esq.
Jeremy Smith, Esq.